Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Status of the defined benefit pension plans and other retirement benefits plans
The status of the defined benefit pension plans and other retirement benefit plans, in aggregate, is as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2024	2023	2024	2023
Accrued benefit obligations
Benefit obligations - opening	$791	$838	$17	$18
CPP agreement (note 3)	10	—	3	—
Transfer to disposal groups held for sale (note 6)	—	(77)	—	(2)
Service cost	41	37	—	—
Finance cost on obligation	36	42	1	1
Benefits paid	(34)	(42)	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	(12)	63	—	1
Actuarial loss due to demography/experience	4	31	—	—
Settlement	(101)	(120)	—	—
Other	(3)	—	1	—
Foreign exchange[1]	(55)	17	(2)	—
Benefit obligations - ending	$678	$791	$19	$17
Plan assets
Plan assets - opening	$786	$927	$—	$—
CPP agreement (note 3)	11	—	—	—
Transfer to disposal groups held for sale (note 6)	—	(79)	—	—
Finance income on plan assets	35	46	—	—
Actual return on plan assets, net of finance income	5	32	—	—
Employer contributions	21	14	1	1
Benefits paid	(34)	(42)	(1)	(1)
Settlement	(102)	(115)	—	—
Other	(1)	(2)	—	—
Refund of excess contributions	(3)	(15)	—	—
Foreign exchange[1]	(55)	20	—	—
Plan assets - ending	$664	$786	$—	$—

Funded status[2]
Retirement assets	$65	$84	$—	$—
Impact of minimum funding requirement[3]	(3)	(1)	—	—
Retirement assets (note 10)	61	83	—	—
Retirement liabilities (note 12)	(78)	(89)	(19)	(17)
	$(17)	$(6)	$(19)	$(17)
1.Foreign currency translation relates to the foreign exchange impact of translating assets and liabilities of certain plans to U.S. dollars.
2.Plans in a surplus position are presented as assets and plans in a deficit position are presented as liabilities on our consolidated balance sheets.
3.Certain of our plans have a surplus that is not recognized on the basis that future economic benefits may not be available to us in the form of a reduction in future contributions or a cash refund.
Defined benefit plans expense

	Defined benefit pension plans		Other retirement benefit plans
	2024	2023	2024	2023
Expense
Service cost	$41	$37	$—	$—
Administration fees	2	4	—	—
Settlement loss (gain)	1	(6)	—	—
Curtailment gain related to disposal of pulp mills	(2)	—	—	—
Finance expense (income), net	1	(3)	1	1
	$43	$32	$1	$1

Projected future benefit payments	At December 31, 2024, the projected future benefit payments for the defined benefit pension plans, to be made from plan assets, are as follows:

	2025	2026	2027 to 2029	Thereafter	Total
Defined benefit pension plans	$24	$26	$93	$1,531	$1,674

Actuarial assumptions
The significant actuarial assumptions used to determine our balance sheet date retirement assets and liabilities and our retirement benefit plan expenses are as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2024	2023	2024	2023
Benefit obligations:
Discount rate	4.83%	4.69%	4.78%	4.69%
Future compensation rate increase	3.66%	3.62%	n/a	n/a
Benefit expense:
Discount rate - beginning of year	4.69%	5.17%	4.69%	5.10%
Future compensation rate increase	3.62%	3.53%	n/a	n/a

Impact of change in assumptions on post-retirement obligations
The impact of a change in these assumptions on our retirement obligations as at December 31, 2024 is as follows:

	Increase	Decrease
Discount rate - 0.50% change	$(56)	$65
Compensation rate - 0.50% change	$13	$(12)

Assets allocations	The weighted average asset allocations of the defined benefit plans at December 31, by asset category, are as follows:

	Target range	2024	2023
Canadian equities	2% - 15%	5%	6%
Global equities	10% - 44%	16%	18%
Fixed income investments	30% - 75%	49%	43%
Alternative investments	0% - 57%	25%	27%
Cash and cash equivalents	N/A	5%	6%
		100%	100%